LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
LOSS PER SHARE

20.LOSS PER SHARE

The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended December 31, 2021 and 2020:

	2021	2020
Net Loss	$(44,167,812)	$(16,659,478)
Weighted-Average Shares Outstanding - Basic and Diluted	39,243,005	21,265,601
Loss Per Share - Basic and Diluted	$(1.13)	$(0.78)

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, warrants and share options are anti-dilutive.